Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2017
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 16, 2018
Document Effective Date	dei_DocumentEffectiveDate	Feb. 16, 2018
Prospectus Date	rr_ProspectusDate	Jul. 30, 2017
TOUCHSTONE STRATEGIC TRUST | Touchstone Sands Capital Emerging Markets Growth Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	Touchstone Sands Capital Emerging Markets Growth Fund
Supplement [Text Block]	ck0000711080_SupplementTextBlock
February 16, 2018

TOUCHSTONE STRATEGIC TRUST

Touchstone Sands Capital Emerging Markets Growth Fund (the "Fund")

Supplement to the Prospectus, Summary Prospectus and
Statement of Additional Information dated July 30, 2017

Notice of Reduction in Advisory Fees and Expense Limitations

On February 15, 2018, the Board of Trustees of Touchstone Strategic Trust approved a reduction in the advisory fee for the Fund. Accordingly, effective February 16, 2018, the Fund will pay its investment advisor, Touchstone Advisors, Inc. (the "Advisor"), an advisory fee at an annualized rate of 1.00% of average daily net assets of the Fund compared to the previous advisory fee rate of 1.15% of average daily net assets of the Fund. The Fund’s advisory fee is accrued daily and paid monthly, based on the Fund’s average net assets during the current month. Additionally, effective February 16, 2018, the Advisor has agreed to waive a portion of its fees or reimburse certain Fund expenses (excluding expenses as discussed in the Fund's Prospectus) in order to limit annual Fund operating expenses to 1.35% and 1.25% of average daily net assets for Class Y and Institutional Class shares, respectively. This contractual expense limitation is effective through March 30, 2019. The Fund’s previous contractual expense limitations were 1.49% and 1.39% for Class Y and Institutional Class shares, respectively.

Please contact your financial advisor or Touchstone at 800.543.0407 if you have any questions.

P.O. Box 9878 · Providence, RI 02940-8078
Ph: 800.543.0407 · TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*
*A registered broker-dealer and member FINRA and SIPC
A Member of Western & Southern Financial Group

SupplementClosing [Text Block]	ck0000711080_SupplementClosingTextBlock	Please retain this Supplement for future reference.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.543.0407
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	TouchstoneInvestments.com
TOUCHSTONE STRATEGIC TRUST | Touchstone Sands Capital Emerging Markets Growth Fund | Touchstone Sands Capital Emerging Markets Growth Fund, Class Y
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSEMX
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.35%
TOUCHSTONE STRATEGIC TRUST | Touchstone Sands Capital Emerging Markets Growth Fund | Touchstone Sands Capital Emerging Markets Growth Fund, Institutional Class
Prospectus:	rr_ProspectusTable
Trading Symbol	dei_TradingSymbol	TSEGX
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.25%